T. ROWE PRICE Africa & Middle East Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.3%
Common Stocks 0.3%
Southern Palladium (1) 226,506 311
Total Australia (Cost $163) 311
BAHRAIN 0.7%
Common Stocks 0.7%
Aluminium Bahrain  272,801 777
Total Bahrain (Cost $754) 777
CANADA 2.8%
Common Stocks 2.8%
B2Gold (USD)  129,000 632
Ivanhoe Mines, Class A (1)(2) 46,700 591
Montage Gold (1) 143,800 1,293
Robex Resources, CDI (AUD) (1) 151,930 674
Total Canada (Cost $2,236) 3,190
EGYPT 0.8%
Common Stocks 0.8%
Commercial International Bank, GDR (USD)  363,594 963
Total Egypt (Cost $753) 963
KUWAIT 5.5%
Common Stocks 5.5%
Boursa Kuwait Securities  169,000 1,734
Gulf Bank  886,172 995
National Bank of Kuwait  1,176,418 3,645
Total Kuwait (Cost $5,114) 6,374
MOROCCO 1.5%
Common Stocks 1.5%
Hightech Payment Systems  16,360 942

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
Label Vie  1,729 804
Total Morocco (Cost $1,338) 1,746
NETHERLANDS 1.0%
Common Stocks 1.0%
Prosus  19,799 1,138
Total Netherlands (Cost $534) 1,138
NIGERIA 1.2%
Common Stocks 1.2%
Dangote Cement  124,284 57
Guaranty Trust Holding  9,481,788 677
Nestle Nigeria (1) 413,913 643
Total Nigeria (Cost $795) 1,377
QATAR 6.1%
Common Stocks 6.1%
Industries Qatar  314,060 1,096
Qatar Gas Transport  992,201 1,307
Qatar National Bank  851,326 4,638
Total Qatar (Cost $6,048) 7,041
SAUDI ARABIA 32.9%
Common Stocks 32.9%
Advanced Petrochemical (1)(2) 95,373 660
Al Hassan Ghazi Ibrahim Shaker (2) 46,698 226
Al Rajhi Bank  430,871 12,304
Aldrees Petroleum & Transport Services  18,461 588
Almarai  46,376 547
Bupa Arabia for Cooperative Insurance (2) 39,560 1,738
Dr. Sulaiman Al Habib Medical Services Group (2) 8,776 612
Etihad Etisalat  176,085 3,314
Power & Water Utility for Jubail & Yanbu (1)(2) 78,193 676
Rasan Information Technology (1) 16,571 618
Saudi Arabian Oil (2) 346,287 2,380
Saudi Awwal Bank (2) 200,229 1,903
Saudi Basic Industries (2) 99,394 1,506
Saudi National Bank  611,021 7,305

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
Savola Group (1)(2) 66,472 423
Sustained Infrastructure Holding  214,697 1,640
United Electronics (2) 25,412 596
United International Transportation  57,060 921
Total Saudi Arabia (Cost $26,184) 37,957
SOUTH AFRICA 32.9%
Common Stocks 32.9%
Anglogold Ashanti (USD)  64,209 5,963
Aspen Pharmacare Holdings  71,715 477
Bid  73,059 1,825
Bidvest Group  103,586 1,499
Capitec Bank Holdings  16,178 4,344
Clicks Group  72,388 1,442
Discovery  131,919 1,923
FirstRand  786,296 4,485
Impala Platinum Holdings  79,791 1,487
MTN Group  204,974 2,276
Naspers, Class N  82,115 5,028
Northam Platinum Holdings  48,862 1,164
OUTsurance Group  204,887 904
Pick n Pay Stores (1) 779,362 1,152
Valterra Platinum  26,951 2,422
Woolworths Holdings  434,469 1,459
Total South Africa (Cost $19,886) 37,850
UNITED ARAB EMIRATES 13.2%
Common Stocks 13.2%
Abu Dhabi Commercial Bank  592,873 2,459
Abu Dhabi Islamic Bank  248,184 1,646
Abu Dhabi Ports (1) 436,203 613
ADNOC Drilling  838,787 1,218
ADNOC Logistics & Services  500,474 765
Aldar Properties  392,930 1,027
Americana Restaurants International - Foreign (SAR) (2) 328,089 144
Dubai Taxi  1,166,483 903
Emaar Properties  581,227 2,378
Emirates NBD Bank  205,899 1,744
Parkin  738,786 1,244
Presight AI Holding (1) 522,666 480

T. ROWE PRICE Africa & Middle East Fund

Shares $ Value
(Cost and value in $000s)
Spinneys 1961 Holding  1,389,597 590
Total United Arab Emirates (Cost $12,140) 15,211
UNITED KINGDOM 0.8%
Common Stocks 0.8%
Endeavour Mining  16,699 950
Total United Kingdom (Cost $367) 950
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.76% (3)(4) 510,492 510
Total Short-Term Investments (Cost $510) 510
SECURITIES LENDING COLLATERAL 4.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK AND TRUST COMPANY 4.9%
Money Market Funds 4.9%
T. Rowe Price Treasury Reserve Fund, 3.74% (3)(4) 5,639,152 5,639
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank and Trust Company 5,639
Total Securities Lending Collateral (Cost $5,639) 5,639
Total Investments in Securities  105.0%
(Cost $82,461) $ 121,034
Other Assets Less Liabilities (5.0)% (5,809)
Net Assets 100.0% $ 115,225
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE Africa & Middle East Fund

AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GDR Global Depositary Receipts
SAR Saudi Riyal
USD U.S. Dollar

T. ROWE PRICE Africa & Middle East Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 8++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 8+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 7,687  ¤  ¤ $ 510
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 5,639
Total $ 6,149^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,149.

T. ROWE PRICE Africa & Middle East Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Africa & Middle East
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Africa & Middle East Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Africa & Middle East Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Africa & Middle East Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F168-054Q1 01/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,595 $ 108,290 $ — $ 114,885
Short-Term Investments 510 — — 510
Securities Lending Collateral 5,639 — — 5,639
Total $ 12,744 $ 108,290 $ — $ 121,034